LAND USE RIGHTS, NET - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2021 USD ($)
Land use rights, net (note 9)	¥ 1,854		¥ 9,785		$ 286
Amortization of Intangible Assets	787		821	¥ 2,893
Impairment of Leasehold	7,600	$ 1,172		2,704
Use Rights [Member]
Amortization of Intangible Assets	331		424	¥ 677
Asset Pledged As Collateral [Member]
Land use rights, net (note 9)	¥ 1,992		¥ 2,053